As filed with the Securities and Exchange Commission on September 5, 2023

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04556

TRANSAMERICA FUNDS

(Exact Name of Registrant as Specified in Charter)

1801 California St., Suite 5200, Denver, CO 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: 1-888-233-4339

Dennis P. Gallagher, Esq., 1801 California St., Suite 5200, Denver, CO 80202

(Name and Address of Agent for Service)

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Item 1:	Report(s) to Shareholders.

(a)	The Semi-Annual Report is attached.

TRANSAMERICA FUNDS

SEMI-ANNUAL REPORT

JUNE 30, 2023

Customer Service: 1-888-233-4339

1801 California St., Suite 5200 Denver, CO 80202

Distributor: Transamerica Capital, Inc.

www.transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

Transamerica Funds	Semi-Annual Report 2023

Dear Shareholder,

On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial professional in the future. We value the trust you have placed in us.

This semi-annual report provides certain information about the investments of your Fund during the period covered by the report. The Securities and Exchange Commission currently requires that annual and semi-annual reports be made available to all shareholders, and we believe this to be an important part of the investment process. This report provides detailed information about your Fund for the six-month period ended June 30, 2023.

We believe it is important to understand market conditions over the last six months to provide a context for reading this report. The period began on January 1, 2023, following a calendar year where both stocks and bonds declined. Contributing to the deeply negative investor sentiment at this time were fears of persistently high inflation, uncertainty as to how high the U.S. Federal Reserve (“Fed”) would raise interest rates to combat inflation and the threat of a potentially severe recession on the horizon.

Stocks began 2023 with gains through the month of January as the Fed moved to a lower trajectory of rate hikes and inflation rates trended lower. However, in March, the equity and credit markets were blindsided by the failures of Silicon Valley Bank and Signature Bank, which experienced massive depositor withdrawals in a matter of days, as word spread of grave asset-liability mismanagement and deteriorating balance sheets at these two banks. Almost simultaneously in Europe, Credit Suisse was forced to accept a rescue acquisition by UBS, further adding to global volatility.

To address growing concerns in the financial sector and overall economy, the Fed, U.S. Treasury Department and Federal Deposit Insurance Corporation collaborated in an effort to guarantee deposits at the two failed U.S. banks and implement the Bank Term Funding Plan, with the goal of assuring credit and liquidity across the banking industry to help avert further closures. This quick governmental response proved crucial to restoring depositor and investor confidence, and markets quickly stabilized.

Despite what appeared to be a relief rally in stocks throughout the spring months, the yield curve remained solidly inverted in fixed income markets, with short term interest rates higher than long term rates, a widely recognized historical warning signal of pending recession. As the Fed continued to hike rates in March and again in May, longer term interest rates remained rangebound, creating the widest yield curve inversion in more than forty years and sending a large portion of bond investors into certificates of deposits and other cash type vehicles.

As markets approached mid-year, sentiment began to shift materially on a few fronts. First, with rates of inflation continuing to trend lower in response to the Fed’s long series of rate hikes, investors seemed to believe peak inflation had passed. Second, markets also began to recognize the Fed was now much closer to ending its rate hike cycle, and when the Fed refrained from increasing the Fed funds rate at its June meeting this appeared to confirm that notion. Third, with monthly job growth showing continued strength and consumer spending trends solid, the overall economic outlook shifted away from higher probabilities of a severe recession and more toward a moderate one, or a soft landing with no recession. Finally, corporate earnings reports filtered in better than expected, further encouraging investors, and the markets finished the period having experienced positive total returns in bonds and strong price appreciation for stocks.

For the six-month period ended June 30, 2023, the S&P 500® Index returned 16.89%, while the MSCI EAFE Index, representing international developed market equities, returned 12.13%. During the same period, the Bloomberg US Aggregate Bond Index returned 2.09%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.

In addition to your active involvement in the investment process, we firmly believe that a financial professional is a key resource to help you build a complete picture of your current and future financial needs. Financial professionals are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial professional, you can develop an investment program that incorporates factors such as your goals, your investment timeline, and your risk tolerance.

Please contact your financial professional if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.

Sincerely,

Marijn Smit

President & Chief Executive Officer

Transamerica Funds

Tom Wald, CFA

Chief Investment Officer

Transamerica Funds

Bloomberg US Aggregate Bond Index: Measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.

MSCI EAFE Index: A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

S&P 500® Index: A market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange or NASDAQ Stock Market.

The views expressed in this report reflect those of the portfolio managers only and may not necessarily represent the views of Transamerica Funds. These views are as of the date of this report and subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of Transamerica Funds. Investing involves risk, including potential loss of principal. The performance data presented represents past performance and does not guarantee future results. Indexes are unmanaged and it is not possible to invest directly in an index.

Transamerica Stock Index

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

As a shareholder in the Fund, you will bear the ongoing costs (such as the investment advisory fees and other expenses) of managing the corresponding S&P 500 Index Master Portfolio (“Master Portfolio”), in which the Fund invests. You will also bear the cost of operating the Fund (such as management fees, distribution fees, and other expenses).

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at January 1, 2023, and held for the entire six-month period until June 30, 2023.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses may have included an additional annual fee. The amount of any fee paid during the six-month period can decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period (B) January 1, 2023 - June 30, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period (B) January 1, 2023 - June 30, 2023	Net Annualized Expense Ratio (C)
Class R	$1,000.00	$1,165.00	$3.33	$1,021.70	$3.11	0.62%
Class R4	1,000.00	1,167.80	1.61	1,023.30	1.51	0.30

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Fund’s annualized net expense ratios, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	The net expense ratio reflects the expenses of both the Fund and the Master Portfolio.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Stock Index

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2023

(unaudited)

Assets:
Investment in Master Portfolio, at value	$314,216,704
Receivables and other assets:
Shares of beneficial interest sold	49
Due from investment manager	11,904
Due from Master Portfolio	6,267,210
Prepaid expenses	1,137

Total assets	320,497,004

Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	6,267,258
Investment management fees	15,619
Distribution and service fees	97,716
Transfer agent fees	1,566
Trustee and CCO fees	563
Audit and tax fees	2,714
Custody and accounting fees	10,785
Legal fees	3,611
Printing and shareholder reports fees	7,830
Registration fees	1,805
Other accrued expenses	5,473

Total liabilities	6,414,940

Net assets	$314,082,064

Net assets consist of:
Paid-in capital	$(391,626,333)
Total distributable earnings (accumulated losses)	705,708,397

Net assets	$314,082,064

Net assets by class:
Class R	$162,570,847
Class R4	151,511,217

Shares outstanding:
Class R	10,639,250
Class R4	9,918,828

Net asset value per share:
Class R	$15.28
Class R4	15.28

STATEMENT OF OPERATIONS

For the period ended June 30, 2023

(unaudited)

Net investment income (loss) allocated from Master Portfolio:
Dividend income	$2,533,087
Interest income	25,313
Net income from securities lending	2,803
Withholding taxes on foreign income	(12,528)
Expenses	(16,316)
Fees waived	1,858

Total investment income (loss)	2,534,217

Expenses:
Investment management fees	89,558
Distribution and service fees:
Class R	380,042
Class R4	183,137
Transfer agent fees:
Class R	1,701
Class R4	5,494
Trustee and CCO fees	5,295
Audit and tax fees	10,653
Custody and accounting fees	12,843
Legal fees	7,187
Printing and shareholder reports fees	11,047
Registration fees	27,613
Other	3,042

Total expenses before waiver and/or reimbursement and recapture	737,612

Expenses waived and/or reimbursed:
Class R	(909)
Class R4	(61,536)
Recapture of previously waived and/or reimbursed fees:
Class R	909

Net expenses	676,076

Net investment income (loss)	1,858,141

Net realized and change in unrealized gain (loss) on investments allocated from Master Portfolio:
Net realized gain (loss)	(542,976)
Net change in unrealized appreciation (depreciation)	45,349,585

Net realized and change in unrealized gain (loss)	44,806,609

Net increase (decrease) in net assets resulting from operations	$46,664,750

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Stock Index

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2023 (unaudited)	December 31, 2022
From operations allocated from Master Portfolio:
Net investment income (loss)	$1,858,141	$3,492,205
Net realized gain (loss)	(542,976)	5,874,426
Net change in unrealized appreciation (depreciation)	45,349,585	(76,580,400)

Net increase (decrease) in net assets resulting from operations	46,664,750	(67,213,769)

Dividends and/or distributions to shareholders:
Class R	(864,966)	(8,976,983)
Class R4	(1,088,739)	(8,828,263)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(1,953,705)	(17,805,246)

Capital share transactions:
Proceeds from shares sold:
Class R	2,154,026	5,606,090
Class R4	5,743,948	18,442,845

	7,897,974	24,048,935

Dividends and/or distributions reinvested:
Class R	864,966	8,976,983
Class R4	1,088,739	8,828,263

	1,953,705	17,805,246

Cost of shares redeemed:
Class R	(10,225,238)	(29,981,002)
Class R4	(15,994,185)	(11,942,291)

	(26,219,423)	(41,923,293)

Net increase (decrease) in net assets resulting from capital share transactions	(16,367,744)	(69,112)

Net increase (decrease) in net assets	28,343,301	(85,088,127)

Net assets:
Beginning of period/year	285,738,763	370,826,890

End of period/year	$314,082,064	$285,738,763

Capital share transactions - shares:
Shares issued:
Class R	149,751	373,786
Class R4	404,650	1,257,734

	554,401	1,631,520

Shares reinvested:
Class R	60,890	667,248
Class R4	76,537	655,484

	137,427	1,322,732

Shares redeemed:
Class R	(724,302)	(2,000,196)
Class R4	(1,081,834)	(810,713)

	(1,806,136)	(2,810,909)

Net increase (decrease) in shares outstanding:
Class R	(513,661)	(959,162)
Class R4	(600,647)	1,102,505

	(1,114,308)	143,343

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Stock Index

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Class R
	June 30, 2023 (unaudited)		December 31, 2022		December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018
Net asset value, beginning of period/year	$13.19		$17.23		$14.30	$12.71	$10.26	$11.25

Investment operations: (A)
Net investment income (loss) (B)	0.08		0.14		0.13	0.15	0.16	0.16
Net realized and unrealized gain (loss)	2.09		(3.33)		3.82	2.06	2.96	(0.71)

Total investment operations	2.17		(3.19)		3.95	2.21	3.12	(0.55)

Dividends and/or distributions to shareholders:
Net investment income	(0.08)		(0.14)		(0.17)	(0.12)	(0.20)	(0.17)
Net realized gains	—		(0.71)		(0.85)	(0.50)	(0.47)	(0.27)

Total dividends and/or distributions to shareholders	(0.08)		(0.85)		(1.02)	(0.62)	(0.67)	(0.44)

Net asset value, end of period/year	$15.28		$13.19		$17.23	$14.30	$12.71	$10.26

Total return	9.18	%(C)	(18.57)%		27.84%	17.80%	30.62%	(4.97)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$162,571		$147,069		$208,632	$191,562	$204,050	$196,664
Expenses to average net assets (A)
Excluding waiver and/or reimbursement and recapture	0.63	%(D)	0.63%		0.61%	0.62%	0.62%	0.60%
Including waiver and/or reimbursement and recapture	0.62	%(D)	0.63	%(E)	0.61%	0.62%	0.62%	0.60%
Net investment income (loss) to average net assets (A)	1.08	%(D)	0.97%		0.79%	1.22%	1.36%	1.34%
Portfolio turnover rate of Master Portfolio	4	%(C)	13%		6%	5%	3%	12%

(A)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Master Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:

	Class R4
	June 30, 2023 (unaudited)		December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018
Net asset value, beginning of period/year	$13.18		$17.22	$14.30	$12.71	$10.26	$11.26

Investment operations: (A)
Net investment income (loss) (B)	0.10		0.19	0.18	0.20	0.20	0.19
Net realized and unrealized gain (loss)	2.10		(3.33)	3.81	2.06	2.96	(0.71)

Total investment operations	2.20		(3.14)	3.99	2.26	3.16	(0.52)

Dividends and/or distributions to shareholders:
Net investment income	(0.10)		(0.19)	(0.22)	(0.17)	(0.24)	(0.21)
Net realized gains	—		(0.71)	(0.85)	(0.50)	(0.47)	(0.27)

Total dividends and/or distributions to shareholders	(0.10)		(0.90)	(1.07)	(0.67)	(0.71)	(0.48)

Net asset value, end of period/year	$15.28		$13.18	$17.22	$14.30	$12.71	$10.26

Total return	9.44	%(C)	(18.35)%	28.23%	18.12%	31.14%	(4.72)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$151,511		$138,670	$162,195	$171,891	$323,914	$340,698
Expenses to average net assets (A)
Excluding waiver and/or reimbursement and recapture	0.38	%(D)	0.38%	0.37%	0.38%	0.37%	0.36%
Including waiver and/or reimbursement and recapture	0.30	%(D)	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income (loss) to average net assets (A)	1.41	%(D)	1.30%	1.11%	1.57%	1.68%	1.65%
Portfolio turnover rate of Master Portfolio	4	%(C)	13%	6%	5%	3%	12%

(A)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Master Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Stock Index

NOTES TO FINANCIAL STATEMENTS

At June 30, 2023

(unaudited)

1. ORGANIZATION

Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Stock Index (the “Fund”) is a series of the Trust and invests all of its investable assets in the S&P 500 Index Master Portfolio (the “Master Portfolio”).

The financial statements of the Master Portfolio are included within this report and should be read in conjunction with the Fund’s financial statements.

This report must be accompanied or preceded by the Fund’s current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.

TAM is responsible for all aspects of the day-to-day management of the Fund. TAM may in the future retain one or more sub-advisers to assist in the management of the Fund.

TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund’s custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2023, (i) the expenses paid to State Street for sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Investment valuation: The value of the Fund’s investment in the Master Portfolio, reflected within the Statement of Assets and Liabilities, displays the Fund’s proportional interest in the net assets of the Master Portfolio.

The valuation policy for the underlying securities held by the Master Portfolio is discussed in the Master Portfolio’s Notes to Financial Statements, which accompany this report.

Security transactions and investment income: The Fund is allocated its proportional share of income and expenses on a daily basis from its investment in the Master Portfolio. All of the net investment income, as well as the realized and unrealized gains and losses from the security transactions of the Master Portfolio are allocated pro rata among the investors and recorded by the Fund on a daily basis.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Stock Index

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

3. BORROWINGS AND OTHER FINANCING TRANSACTIONS

Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2023, the Fund has not utilized the program.

4. RISK FACTORS

Investing in the Fund involves certain key risks related to the Fund’s trading activity. Please reference the Fund’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Fund.

Market risk: The market prices of the Fund’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, public health events such as the spread of infectious disease, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund’s securities and assets fall, the value of your investment in the Fund could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may go down.

In recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, the Russian invasion of Ukraine and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. These events could be prolonged and could continue to adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

Passive strategy/index risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the index or of the actual securities comprising the index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund’s performance may be less favorable than that of a fund managed using an active investment strategy. The structure and composition of the index will affect the performance, volatility, and risk of the index and, consequently, the performance, volatility, and risk of the Fund.

Index fund risk: While the Fund seeks to track the performance of the S&P 500® Index (i.e., achieve a high degree of correlation with the index), the Fund’s return may not match the return of the index. The Fund incurs a number of operating expenses not applicable to the index, and incurs costs in buying and selling securities. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions. The Fund may attempt to replicate the index return by investing in fewer than all of the securities in the index, or in some securities not included in the index, potentially increasing the risk of divergence between the Fund’s return and that of the index.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Stock Index

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

5. FEES AND OTHER AFFILIATED TRANSACTIONS

TAM, the Fund’s investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Fund’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Fund are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

As of June 30, 2023, the percentage of the Fund’s interest in the Master Portfolio, including any open receivable or payable, is 0.91%.

As of June 30, 2023, the investment manager and/or other affiliated investment accounts held balances in the Fund as follows:

Account Balance	Percentage of Net Assets
$ 300,827,801	95.78%

Investment management fees: TAM serves as the Fund’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement in connection with these services. The Fund has a contractual management fee payable to TAM at an annual rate of 0.07% of daily average net assets.

Additionally, the Fund incurs its allocated share of the advisory fees based on the interest owned in the corresponding Master Portfolio. The advisory fees are accrued daily and payable monthly at an annual rate of 0.01% of the Master Portfolio’s daily net assets. The investment advisory fees allocated from the Master Portfolio are included within the Statement of Operations within net investment income (loss) allocated from the Master Portfolio, in Expenses.

The Fund pays a management fee to TAM at an effective rate of 0.06% of the Fund’s average daily net assets (which is net of a voluntary waiver by TAM equal to the Master Portfolio advisory fee allocated to the Fund of 0.01%).

The management fees are reflected in Investment management fees within the Statement of Operations.

TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Fund’s business, exceed the following stated annual operating expense limits to the Fund’s daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class R	0.65%	May 1, 2024
Class R4	0.30	May 1, 2024

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2023 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

Transamerica Funds	Semi-Annual Report 2023

Transamerica Stock Index

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

5. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

As of June 30, 2023, the balances available for recapture by TAM for the Fund are as follows:

	Amounts Available
Class	2020 (A)	2021	2022	2023	Total
Class R	$—	$—	$—	$—	$—
Class R4	85,016	128,288	120,475	61,536	395,315

(A)	For the six-month period of July 1, 2020 through December 31, 2020.

Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCI as the Fund’s distributor.

The Distribution Plan requires the Fund to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Fund is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each class up to the following annual rates:

Class	Rate
Class R	0.50%
Class R4	0.25

Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The Transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund’s Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.

For the period ended June 30, 2023, transfer agent fees paid and the amounts due to TFS are as follows:

Fees Paid to TFS	Fees Due to TFS
$ 5,494	$ 973

6. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2023, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 0	$ 314,216,704	$ —	$ 314,216,704

Transamerica Funds	Semi-Annual Report 2023

MANAGEMENT AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Funds (the “Trustees” or the “Board”) held on June 14-15, 2023, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Funds, on behalf of Transamerica Stock Index (the “Fund”). The Fund invests in securities through the S&P 500 Index Master Portfolio, an underlying master fund sponsored by BlackRock Fund Advisors (the “Master Fund”), which has the same investment goals and strategies as the Fund.

Following its review and consideration, the Board determined that the terms of the Management Agreement were reasonable and that the renewal of the Management Agreement was in the best interests of the Fund and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Management Agreement through June 30, 2024.

Prior to reaching their decision, the Trustees requested and received from TAM certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Management Agreement, including information they had previously received from TAM as part of their regular oversight of the Fund, and knowledge they gained over time through meeting with TAM. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Fund’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Management Agreement, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM to the Fund in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Fund; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management process; TAM’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team.

The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Fund and its investment strategy; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Fund investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Fund; design, development, implementation and ongoing review and evaluation of a process for the voting shares of the Master Fund when voting matters arise; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; and oversight of preparation of the Fund’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Fund, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and shareholder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Fund in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Fund’s benchmark, in each case for various trailing periods ended December 31, 2022. Based on these considerations, the Board determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Fund’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Trustees noted that the objective of the Fund, as an index fund, is to track, and not necessarily exceed, its benchmark index, and that unlike the Fund, the index is not subject to any expenses or transaction costs. The Board’s conclusions as to the Fund’s performance are summarized below. For purposes of its review, the Board generally used the performance of Class R4 Shares. In describing the Fund’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Fund’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Fund’s performance, which is closely correlated with that of the Master Fund, the Trustees recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could

Transamerica Funds	Semi-Annual Report 2023

generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Class R4 Shares of the Fund was above the median for its peer universe for the past 10-year period and in line with the median for the past 1-, 3- and 5-year periods. The Board also noted that the performance of Class R4 Shares of the Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods. The Trustees noted that the Fund had acquired the assets and assumed the liabilities of two Transamerica Partners funds on April 21, 2017. As a result of that transaction, and based on published guidance from the staff of the Securities and Exchange Commission, the Fund had assumed the performance history of the performance survivor, Transamerica Partners Institutional Stock Index, effective as of that date in place of its own historical performance record.

Management Fee and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Fund, including information provided by Broadridge comparing the management fee and total expense ratio of the Fund to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Fund’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class R4 Shares. In describing the Fund’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Fund’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board noted that the Fund’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class R4 Shares of the Fund were below the median for its peer group and above the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management fee to be received by TAM under the Management Agreement is reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Fund and Transamerica Funds as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Fund had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Fund.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Fund was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Fund benefited from any economies of scale. The Board recognized that, as the Fund’s assets increase, any economies of scale realized by TAM may not directly correlate with any economies of scale that might be realized by the Fund. The Board considered the Fund’s management fee schedule and also considered the extent to which TAM shared economies of scale, if any, with the Fund through its undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Trustees noted that the Fund’s management fee schedule does not contain breakpoints and determined that, based on all of the information provided, breakpoints were not warranted at this time. The Trustees concluded that the Fund’s existing fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM in light of any economies of scale experienced in the future.

Transamerica Funds	Semi-Annual Report 2023

Benefits to TAM and/or its Affiliates from their Relationships with the Fund

The Board considered other benefits derived by TAM and/or its affiliates from their relationships with the Fund. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Fund.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Fund.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement was in the best interests of the Fund and its shareholders and voted to approve the renewal of the Management Agreement.

Transamerica Funds	Semi-Annual Report 2023

LIQUIDITY RISK MANAGEMENT PROGRAM

(unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The series of Transamerica Funds (the “Trust”), excluding Transamerica Government Money Market (for purposes of this section only, the “Funds”), have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the “Program”). The Board of Trustees of the Trust (the “Board”) has appointed Transamerica Asset Management, Inc. (“TAM”), the investment manager to the Funds, as the Program administrator for the Funds. TAM has established a Liquidity Risk Management Committee (the “Committee”) to manage the Program for the Funds, including oversight of the liquidity risk management process, reporting to the Board, and reviewing the Program’s effectiveness.

The Board met on March 8-9, 2023 (the “Meeting”) to review the Program with respect to the Funds, pursuant to the Liquidity Rule. At the Meeting, the Committee provided the Board with a written report that addressed the operation of the Program during the 2022 reporting period, and assessed the Program’s adequacy and effectiveness, including material changes to the Program (the “Report”). The Report covered the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report described the Program’s liquidity classification methodology. The Report noted that the Funds utilize analysis from a third-party liquidity metrics service, which takes into account a variety of factors including market, trading and other investment specific considerations. The Report also described the Committee’s methodology in determining whether a Highly Liquid Investment Minimum (a “HLIM”) is necessary and noted that, given the composition of the Fund’s holdings, a HLIM was not currently required for the Fund in the Trust. The Report noted there were no material changes to the classification methodology during the Program Reporting Period. The Report also noted that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments.

The Report noted that the Program (a) complied with the key factors for consideration under the Liquidity Rule for monitoring the adequacy and effectiveness of the Program and (b) on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including: (1) the Fund’s investment strategy and portfolio liquidity during normal and reasonably foreseeable stressed conditions, (2) cash flow projections during normal and reasonably foreseeable stressed conditions and (3) holdings of cash and cash equivalents, borrowings and other funding sources. The Report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Funds’ liquidity risk pursuant to the requirements of the Liquidity Rule.

Transamerica Funds	Semi-Annual Report 2023

Appendix A

S&P 500 Index Master Portfolio

Master Portfolio Information as of June 30, 2023	S&P 500 Index Master Portfolio

TEN LARGEST HOLDINGS
Security	Percent of Net Assets
Apple, Inc.	7.6%
Microsoft Corp.	6.7
Amazon.com, Inc.	3.1
NVIDIA Corp.	2.8
Alphabet, Inc., Class A	1.9
Tesla, Inc.	1.9
Meta Platforms, Inc., Class A	1.7
Alphabet, Inc., Class C	1.7
Berkshire Hathaway, Inc., Class B	1.6
UnitedHealth Group, Inc.	1.2

SECTOR ALLOCATION
Sector(a)	Percent of Net Assets
Information Technology	27.9%
Health Care	13.3
Financials	12.3
Consumer Discretionary	10.5
Industrials	8.4
Communication Services	8.3
Consumer Staples	6.6
Energy	4.1
Utilities	2.5
Materials	2.5
Real Estate	2.5
Investment Companies	0.5
Short-Term Securities	0.7
Liabilities in Excess of Other Assets	(0.1)

(a)

For S&P 500 Index Master Portfolio (the “Master Portfolio”) compliance purposes, the Master Portfolio’s sector classifications refer to one or more of the sector subclassifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

M A S T E R P O R T F O L I O I N F O R M A T I O N	1

Schedule of Investments (unaudited)	S&P 500 Index Master Portfolio
June 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.6%
Axon Enterprise, Inc.(a)	62,495	$12,194,025
Boeing Co.(a)	520,048	109,813,336
General Dynamics Corp.	208,122	44,777,448
Howmet Aerospace, Inc.(b)	343,654	17,031,492
Huntington Ingalls Industries, Inc.	36,612	8,332,891
L3Harris Technologies, Inc.	176,496	34,552,622
Lockheed Martin Corp.	208,333	95,912,347
Northrop Grumman Corp.	131,941	60,138,708
Raytheon Technologies Corp.	1,354,767	132,712,975
Textron, Inc.(b)	186,413	12,607,111
TransDigm Group, Inc.	48,084	42,995,270

		571,068,225

Air Freight & Logistics — 0.6%
CH Robinson Worldwide, Inc.(b)	107,165	10,111,018
Expeditors International of Washington, Inc.	141,226	17,106,705
FedEx Corp.	213,739	52,985,898
United Parcel Service, Inc., Class B	669,914	120,082,085

		200,285,706

Automobile Components — 0.1%
Aptiv PLC(a)	250,801	25,604,274
BorgWarner, Inc.	218,818	10,702,388

		36,306,662

Automobiles — 2.2%
Ford Motor Co.	3,621,188	54,788,574
General Motors Co.	1,292,442	49,836,564
Tesla, Inc.(a)	2,487,195	651,073,035

		755,698,173

Banks — 3.0%
Bank of America Corp.	6,408,322	183,854,758
Citigroup, Inc.	1,791,171	82,465,513
Citizens Financial Group, Inc.	453,139	11,817,865
Comerica, Inc.	117,856	4,992,380
Fifth Third Bancorp	634,436	16,628,568
Huntington Bancshares, Inc.	1,325,535	14,289,267
JPMorgan Chase & Co.	2,701,071	392,843,766
KeyCorp	872,531	8,062,187
M&T Bank Corp.	156,793	19,404,702
PNC Financial Services Group, Inc.	370,838	46,707,046
Regions Financial Corp.	858,763	15,303,157
Truist Financial Corp.	1,228,241	37,277,114
U.S. Bancorp	1,289,351	42,600,157
Wells Fargo & Co.	3,468,180	148,021,922
Zions Bancorp NA	137,643	3,697,091

		1,027,965,493

Beverages — 1.7%
Brown-Forman Corp., Class B	170,518	11,387,192
Coca-Cola Co.	3,599,317	216,750,870
Constellation Brands, Inc., Class A	150,146	36,955,435
Keurig Dr. Pepper, Inc.	786,791	24,602,955
Molson Coors Beverage Co., Class B	172,881	11,382,485
Monster Beverage Corp.(a)(b)	705,837	40,543,277
PepsiCo, Inc.	1,273,660	235,907,305

		577,529,519

Biotechnology — 1.9%
AbbVie, Inc.	1,630,733	219,708,657
Amgen, Inc.	493,813	109,636,362
Biogen, Inc.(a)	133,384	37,994,433

Security	Shares	Value

Biotechnology (continued)
Gilead Sciences, Inc.	1,153,206	$88,877,587
Incyte Corp.(a)	169,464	10,549,134
Moderna, Inc.(a)	305,742	37,147,653
Regeneron Pharmaceuticals, Inc.(a)	99,421	71,437,965
Vertex Pharmaceuticals, Inc.(a)	237,754	83,668,010

		659,019,801

Broadline Retail — 3.2%
Amazon.com, Inc.(a)	8,244,558	1,074,760,581
eBay, Inc.	504,539	22,547,848
Etsy, Inc.(a)	115,093	9,738,018

		1,107,046,447

Building Products — 0.4%
A O Smith Corp.	117,189	8,529,015
Allegion PLC	82,140	9,858,443
Carrier Global Corp.	768,819	38,217,992
Johnson Controls International PLC	635,540	43,305,696
Masco Corp.	206,583	11,853,733
Trane Technologies PLC	211,845	40,517,475

		152,282,354

Capital Markets — 2.6%
Ameriprise Financial, Inc.	96,884	32,180,989
Bank of New York Mellon Corp.	663,751	29,550,195
BlackRock, Inc.(c)	138,491	95,716,670
Cboe Global Markets, Inc.	97,578	13,466,740
Charles Schwab Corp.	1,373,583	77,854,684
CME Group, Inc., Class A	332,668	61,640,054
FactSet Research Systems, Inc.	35,380	14,174,997
Franklin Resources, Inc.	265,979	7,104,299
Goldman Sachs Group, Inc.	307,282	99,110,736
Intercontinental Exchange, Inc.	516,817	58,441,666
Invesco Ltd.	420,422	7,067,294
MarketAxess Holdings, Inc.	33,970	8,880,437
Moody’s Corp.	145,702	50,663,499
Morgan Stanley	1,204,075	102,828,005
MSCI, Inc.	74,051	34,751,394
Nasdaq, Inc.	315,365	15,720,945
Northern Trust Corp.	193,056	14,313,172
Raymond James Financial, Inc.	179,258	18,601,603
S&P Global, Inc.	304,439	122,046,551
State Street Corp.	308,956	22,609,400
T Rowe Price Group, Inc.	207,429	23,236,197

		909,959,527

Chemicals — 1.7%
Air Products and Chemicals, Inc.	205,379	61,517,172
Albemarle Corp.	108,624	24,232,928
Celanese Corp.	91,453	10,590,257
CF Industries Holdings, Inc.	180,343	12,519,411
Corteva, Inc.	655,227	37,544,507
Dow, Inc.	653,169	34,787,781
DuPont de Nemours, Inc.	423,666	30,266,699
Eastman Chemical Co.	109,209	9,142,977
Ecolab, Inc.	229,162	42,782,254
FMC Corp.	117,586	12,268,923
International Flavors & Fragrances, Inc.	234,218	18,641,411
Linde PLC	452,534	172,451,657
LyondellBasell Industries NV, Class A	233,426	21,435,510
Mosaic Co.	312,487	10,937,045

2	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	S&P 500 Index Master Portfolio
June 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
PPG Industries, Inc.	218,182	$32,356,391
Sherwin-Williams Co.	218,083	57,905,398

		589,380,321

Commercial Services & Supplies — 0.5%
Cintas Corp.	80,044	39,788,272
Copart, Inc.(a)	396,427	36,158,107
Republic Services, Inc.	188,689	28,901,494
Rollins, Inc.	216,088	9,255,049
Waste Management, Inc.	343,482	59,566,648

		173,669,570

Communications Equipment — 0.8%
Arista Networks, Inc.(a)(b)	228,897	37,095,048
Cisco Systems, Inc.	3,785,769	195,875,688
F5, Inc.(a)	55,724	8,150,192
Juniper Networks, Inc.	298,689	9,357,926
Motorola Solutions, Inc.	154,702	45,371,003

		295,849,857

Construction & Engineering — 0.1%
Quanta Services, Inc.(b)	132,279	25,986,210

Construction Materials — 0.2%
Martin Marietta Materials, Inc.	57,379	26,491,310
Vulcan Materials Co.	122,133	27,533,664

		54,024,974

Consumer Finance — 0.5%
American Express Co.	550,574	95,909,991
Capital One Financial Corp.	350,517	38,336,044
Discover Financial Services	234,722	27,427,266
Synchrony Financial	410,182	13,913,373

		175,586,674

Consumer Staples Distribution & Retail — 1.8%
Costco Wholesale Corp.	410,354	220,926,387
Dollar General Corp.	202,522	34,384,185
Dollar Tree, Inc.(a)	192,985	27,693,348
Kroger Co.	598,399	28,124,753
Sysco Corp.	470,566	34,915,997
Target Corp.	425,687	56,148,115
Walgreens Boots Alliance, Inc.	657,718	18,738,386
Walmart, Inc.	1,296,858	203,840,140

		624,771,311

Containers & Packaging — 0.2%
Amcor PLC	1,381,257	13,784,945
Avery Dennison Corp.	75,694	13,004,229
Ball Corp.	290,025	16,882,355
International Paper Co.	330,408	10,510,279
Packaging Corp. of America	85,505	11,300,341
Sealed Air Corp.	133,957	5,358,280
Westrock Co.	238,158	6,923,253

		77,763,682

Distributors — 0.1%
Genuine Parts Co.	129,918	21,986,023
LKQ Corp.	236,746	13,795,189
Pool Corp.	36,243	13,578,078

		49,359,290

Security	Shares	Value

Diversified Telecommunication Services — 0.7%
AT&T, Inc.	6,591,861	$105,140,183
Verizon Communications, Inc.	3,883,985	144,445,402

		249,585,585

Electric Utilities — 1.7%
Alliant Energy Corp.	233,449	12,251,404
American Electric Power Co., Inc.	475,495	40,036,679
Constellation Energy Corp.	300,411	27,502,627
Duke Energy Corp.	712,084	63,902,418
Edison International	354,288	24,605,302
Entergy Corp.	186,928	18,201,179
Evergy, Inc.	213,098	12,449,185
Eversource Energy	322,503	22,871,913
Exelon Corp.	920,409	37,497,463
FirstEnergy Corp.	498,972	19,400,031
NextEra Energy, Inc.	1,870,249	138,772,476
NRG Energy, Inc.	216,315	8,088,018
PG&E Corp.(a)	1,479,041	25,557,828
Pinnacle West Capital Corp.	105,570	8,599,732
PPL Corp.	685,690	18,143,357
Southern Co.	1,006,787	70,726,787
Xcel Energy, Inc.	503,950	31,330,572

		579,936,971

Electrical Equipment — 0.6%
AMETEK, Inc.	212,380	34,380,074
Eaton Corp. PLC	367,787	73,961,966
Emerson Electric Co.	528,237	47,747,342
Generac Holdings, Inc.(a)(b)	58,692	8,752,738
Rockwell Automation, Inc.	105,640	34,803,098

		199,645,218

Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	550,308	46,748,665
CDW Corp.	125,561	23,040,443
Corning, Inc.	706,564	24,758,002
Keysight Technologies, Inc.(a)	165,200	27,662,740
TE Connectivity Ltd.	292,654	41,018,385
Teledyne Technologies, Inc.(a)	43,572	17,912,885
Trimble, Inc.(a)(b)	230,236	12,188,694
Zebra Technologies Corp., Class A(a)	47,349	14,007,255

		207,337,069

Energy Equipment & Services — 0.3%
Baker Hughes Co.	926,639	29,291,059
Halliburton Co.	838,431	27,659,838
Schlumberger NV	1,313,367	64,512,587

		121,463,484

Entertainment — 1.4%
Activision Blizzard, Inc.(a)	658,621	55,521,750
Electronic Arts, Inc.	241,240	31,288,828
Live Nation Entertainment, Inc.(a)(b)	130,925	11,928,577
Netflix, Inc.(a)	411,850	181,415,806
Take-Two Interactive Software, Inc.(a)(b)	147,343	21,682,996
Walt Disney Co.(a)	1,689,402	150,829,811
Warner Bros Discovery, Inc., Class A(a)	2,043,625	25,627,057

		478,294,825

Financial Services — 4.2%
Berkshire Hathaway, Inc., Class B(a)	1,648,294	562,068,254
Fidelity National Information Services, Inc.	545,994	29,865,872
Fiserv, Inc.(a)	570,580	71,978,667

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued)	S&P 500 Index Master Portfolio
June 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Financial Services (continued)
FleetCor Technologies, Inc.(a)	68,104	$17,099,552
Global Payments, Inc.	246,179	24,253,555
Jack Henry & Associates, Inc.	68,219	11,415,085
Mastercard, Inc., Class A	773,417	304,184,906
PayPal Holdings, Inc.(a)	1,031,254	68,815,580
Visa, Inc., Class A	1,495,723	355,204,298

		1,444,885,769

Food Products — 1.0%
Archer-Daniels-Midland Co.	505,922	38,227,466
Bunge Ltd.	136,892	12,915,760
Campbell Soup Co.	184,464	8,431,849
Conagra Brands, Inc.	437,146	14,740,563
General Mills, Inc.	545,263	41,821,672
Hershey Co.	135,915	33,937,976
Hormel Foods Corp.	264,660	10,644,625
J M Smucker Co.	99,749	14,729,935
Kellogg Co.	236,225	15,921,565
Kraft Heinz Co.	739,539	26,253,635
Lamb Weston Holdings, Inc.	132,469	15,227,312
McCormick & Co., Inc.	230,461	20,103,113
Mondelez International, Inc., Class A	1,260,765	91,960,199
Tyson Foods, Inc., Class A	263,622	13,455,267

		358,370,937

Gas Utilities — 0.0%
Atmos Energy Corp.	131,515	15,300,455

Ground Transportation — 0.8%
CSX Corp.	1,879,153	64,079,117
JB Hunt Transport Services, Inc.	76,672	13,879,932
Norfolk Southern Corp.	210,727	47,784,455
Old Dominion Freight Line, Inc.(b)	83,224	30,772,074
Union Pacific Corp.	565,850	115,784,227

		272,299,805

Health Care Equipment & Supplies — 2.9%
Abbott Laboratories	1,612,430	175,787,119
Align Technology, Inc.(a)	67,116	23,734,902
Baxter International, Inc.	464,514	21,163,258
Becton Dickinson & Co.	262,548	69,315,297
Boston Scientific Corp.(a)	1,324,578	71,646,424
Cooper Cos., Inc.	45,505	17,447,982
DENTSPLY SIRONA, Inc.	200,910	8,040,418
Dexcom, Inc.(a)	357,680	45,965,457
Edwards Lifesciences Corp.(a)	560,327	52,855,646
GE HealthCare, Inc.(a)	336,554	27,341,647
Hologic, Inc.(a)	229,805	18,607,311
IDEXX Laboratories, Inc.(a)(b)	76,746	38,544,143
Insulet Corp.(a)	64,453	18,584,378
Intuitive Surgical, Inc.(a)	324,035	110,800,528
Medtronic PLC	1,230,129	108,374,365
ResMed, Inc.	135,388	29,582,278
STERIS PLC	92,627	20,839,222
Stryker Corp.	311,800	95,127,062
Teleflex, Inc.	43,227	10,462,231
Zimmer Biomet Holdings, Inc.(b)	193,436	28,164,282

		992,383,950

Health Care Providers & Services — 2.9%
AmerisourceBergen Corp.	149,636	28,794,455
Cardinal Health, Inc.	238,652	22,569,320
Centene Corp.(a)(b)	507,227	34,212,461
Cigna Group	273,474	76,736,804

Security	Shares	Value

Health Care Providers & Services (continued)
CVS Health Corp.	1,187,526	$82,093,672
DaVita, Inc.(a)	49,430	4,966,232
Elevance Health, Inc.	219,111	97,348,826
HCA Healthcare, Inc.	190,699	57,873,333
Henry Schein, Inc.(a)	125,935	10,213,329
Humana, Inc.	115,185	51,502,669
Laboratory Corp. of America Holdings	82,050	19,801,127
McKesson Corp.	125,337	53,557,753
Molina Healthcare, Inc.(a)	54,012	16,270,575
Quest Diagnostics, Inc.	103,685	14,573,964
UnitedHealth Group, Inc.	860,553	413,616,194
Universal Health Services, Inc., Class B	58,270	9,193,258

		993,323,972

Health Care REITs — 0.2%
Healthpeak Properties, Inc.	505,699	10,164,550
Ventas, Inc.	373,053	17,634,215
Welltower, Inc.	459,406	37,161,352

		64,960,117

Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	655,790	11,036,946

Hotels, Restaurants & Leisure — 2.0%
Booking Holdings, Inc.(a)	34,138	92,183,866
Caesars Entertainment, Inc.(a)	201,295	10,260,006
Carnival Corp.(a)(b)	926,040	17,437,333
Chipotle Mexican Grill, Inc.(a)	25,544	54,638,616
Darden Restaurants, Inc.	112,171	18,741,531
Domino’s Pizza, Inc.	32,665	11,007,778
Expedia Group, Inc.(a)(b)	131,806	14,418,258
Hilton Worldwide Holdings, Inc.	246,229	35,838,631
Las Vegas Sands Corp.(a)	304,742	17,675,036
Marriott International, Inc., Class A	238,332	43,779,205
McDonald’s Corp.	674,826	201,374,827
MGM Resorts International	279,095	12,257,852
Norwegian Cruise Line Holdings Ltd.(a)(b)	388,617	8,460,192
Royal Caribbean Cruises Ltd.(a)(b)	201,766	20,931,205
Starbucks Corp.	1,062,854	105,286,317
Wynn Resorts Ltd.	94,780	10,009,716
Yum! Brands, Inc.	258,940	35,876,137

		710,176,506

Household Durables — 0.4%
D.R. Horton, Inc.	288,984	35,166,463
Garmin Ltd.	142,232	14,833,375
Lennar Corp., Class A	234,621	29,400,358
Mohawk Industries, Inc.(a)	47,669	4,917,534
Newell Brands, Inc.	341,632	2,972,198
NVR, Inc.(a)	2,793	17,737,282
PulteGroup, Inc.	207,362	16,107,880
Whirlpool Corp.	51,229	7,622,363

		128,757,453

Household Products — 1.4%
Church & Dwight Co., Inc.	224,026	22,454,126
Clorox Co.	114,900	18,273,696
Colgate-Palmolive Co.	772,393	59,505,157
Kimberly-Clark Corp.	312,556	43,151,481
Procter & Gamble Co.	2,178,546	330,572,570

		473,957,030

Independent Power and Renewable Electricity Producers — 0.0%
AES Corp.	621,944	12,892,899

4	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	S&P 500 Index Master Portfolio
June 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Industrial Conglomerates — 0.8%
3M Co.	509,094	$50,955,218
General Electric Co.	1,007,355	110,657,947
Honeywell International, Inc.	615,058	127,624,535

		289,237,700

Industrial REITs — 0.3%
Prologis, Inc.	853,649	104,682,977

Insurance — 2.0%
Aflac, Inc.	508,223	35,473,966
Allstate Corp.	241,453	26,328,035
American International Group, Inc.	668,965	38,492,246
Aon PLC, Class A	189,951	65,571,085
Arch Capital Group Ltd.(a)(b)	344,302	25,771,005
Arthur J Gallagher & Co.	196,417	43,127,281
Assurant, Inc.	47,910	6,023,245
Brown & Brown, Inc.	216,073	14,874,465
Chubb Ltd.	383,832	73,910,690
Cincinnati Financial Corp.	145,202	14,131,059
Everest Re Group Ltd.	36,285	12,404,390
Globe Life, Inc.	83,336	9,135,292
Hartford Financial Services Group, Inc.	292,699	21,080,182
Lincoln National Corp.	142,833	3,679,378
Loews Corp.	178,674	10,609,662
Marsh & McLennan Cos., Inc.	457,768	86,097,006
MetLife, Inc.	594,593	33,612,342
Principal Financial Group, Inc.	211,335	16,027,646
Progressive Corp.	540,906	71,599,727
Prudential Financial, Inc.	338,058	29,823,477
Travelers Cos., Inc.	213,355	37,051,229
W.R. Berkley Corp.	187,309	11,156,124
Willis Towers Watson PLC	98,232	23,133,636

		709,113,168

Interactive Media & Services(a) — 5.3%
Alphabet, Inc., Class A	5,491,266	657,304,540
Alphabet, Inc., Class C	4,723,524	571,404,699
Match Group, Inc.	259,859	10,875,099
Meta Platforms, Inc., Class A	2,044,693	586,785,997

		1,826,370,335

IT Services — 1.1%
Accenture PLC, Class A	582,374	179,708,969
Akamai Technologies, Inc.(a)	143,866	12,929,237
Cognizant Technology Solutions Corp., Class A	468,625	30,591,840
DXC Technology Co.(a)	212,880	5,688,154
EPAM Systems, Inc.(a)	53,153	11,946,137
Gartner, Inc.(a)(b)	72,594	25,430,404
International Business Machines Corp.	836,121	111,881,351
VeriSign, Inc.(a)(b)	84,410	19,074,128

		397,250,220

Leisure Products — 0.0%
Hasbro, Inc.	122,227	7,916,643

Life Sciences Tools & Services — 1.6%
Agilent Technologies, Inc.	274,077	32,957,759
Bio-Rad Laboratories, Inc., Class A(a)(b)	19,866	7,531,598
Bio-Techne Corp.	143,852	11,742,639
Charles River Laboratories International, Inc.(a)	46,558	9,788,819
Danaher Corp.	613,836	147,320,640
Illumina, Inc.(a)(b)	144,866	27,160,926
IQVIA Holdings, Inc.(a)(b)	172,175	38,699,775
Mettler-Toledo International, Inc.(a)	20,370	26,718,107
Revvity, Inc.	116,615	13,852,696
Thermo Fisher Scientific, Inc.	356,522	186,015,353

Security	Shares	Value

Life Sciences Tools & Services (continued)
Waters Corp.(a)(b)	55,228	$14,720,471
West Pharmaceutical Services, Inc.	68,112	26,050,797

		542,559,580

Machinery — 1.8%
Caterpillar, Inc.	476,343	117,204,195
Cummins, Inc.	130,223	31,925,471
Deere & Co.	250,056	101,320,190
Dover Corp.	129,947	19,186,674
Fortive Corp.	326,692	24,426,761
IDEX Corp.	70,292	15,131,056
Illinois Tool Works, Inc.	256,731	64,223,827
Ingersoll Rand, Inc.	371,997	24,313,724
Nordson Corp.	49,465	12,276,224
Otis Worldwide Corp.	383,664	34,149,933
PACCAR, Inc.	482,737	40,380,950
Parker-Hannifin Corp.	118,164	46,088,686
Pentair PLC	150,378	9,714,419
Snap-on, Inc.	48,648	14,019,867
Stanley Black & Decker, Inc.	138,096	12,940,976
Westinghouse Air Brake Technologies Corp.	168,452	18,474,131
Xylem, Inc.	220,408	24,822,349

		610,599,433

Media — 0.7%
Charter Communications, Inc., Class A(a)(b)	96,032	35,279,276
Comcast Corp., Class A	3,844,517	159,739,681
Fox Corp., Class A	248,689	8,455,426
Fox Corp., Class B	124,777	3,979,139
Interpublic Group of Cos., Inc.	359,376	13,864,726
News Corp., Class A	353,668	6,896,526
News Corp., Class B	114,231	2,252,635
Omnicom Group, Inc.	188,748	17,959,372
Paramount Global, Class B	463,480	7,373,967

		255,800,748

Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	1,321,819	52,872,760
Newmont Corp.	734,037	31,314,018
Nucor Corp.	233,563	38,299,661
Steel Dynamics, Inc.	148,426	16,168,044

		138,654,483

Multi-Utilities — 0.7%
Ameren Corp.	237,764	19,418,186
CenterPoint Energy, Inc.	580,020	16,907,583
CMS Energy Corp.	267,737	15,729,549
Consolidated Edison, Inc.	320,307	28,955,753
Dominion Energy, Inc.	770,946	39,927,293
DTE Energy Co.	178,079	19,592,251
NiSource, Inc.	375,260	10,263,361
Public Service Enterprise Group, Inc.	461,549	28,897,583
Sempra Energy	290,829	42,341,794
WEC Energy Group, Inc.	293,096	25,862,791

		247,896,144

Office REITs — 0.1%
Alexandria Real Estate Equities, Inc.	146,344	16,608,580
Boston Properties, Inc.	129,325	7,447,827

		24,056,407

Oil, Gas & Consumable Fuels — 3.7%
APA Corp.	285,238	9,746,582
Chevron Corp.	1,610,757	253,452,614
ConocoPhillips	1,118,457	115,883,330
Coterra Energy, Inc.	700,114	17,712,884

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued)	S&P 500 Index Master Portfolio
June 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Devon Energy Corp.	593,123	$28,671,566
Diamondback Energy, Inc.	169,956	22,325,420
EOG Resources, Inc.	543,208	62,164,723
EQT Corp.	335,322	13,791,794
Exxon Mobil Corp.	3,736,944	400,787,244
Hess Corp.	257,104	34,953,289
Kinder Morgan, Inc.	1,817,289	31,293,717
Marathon Oil Corp.	570,851	13,140,990
Marathon Petroleum Corp.	392,165	45,726,439
Occidental Petroleum Corp.	664,102	39,049,198
ONEOK, Inc.	413,908	25,546,402
Phillips 66	424,126	40,453,138
Pioneer Natural Resources Co.	216,042	44,759,581
Targa Resources Corp.	209,523	15,944,700
Valero Energy Corp.	334,151	39,195,912
Williams Cos., Inc.	1,126,387	36,754,008

		1,291,353,531

Passenger Airlines — 0.2%
Alaska Air Group, Inc.(a)	117,159	6,230,515
American Airlines Group, Inc.(a)(b)	610,282	10,948,459
Delta Air Lines, Inc.(a)(b)	589,742	28,036,335
Southwest Airlines Co.	545,842	19,764,939
United Airlines Holdings, Inc.(a)(b)	303,339	16,644,211

		81,624,459

Personal Care Products — 0.1%
Estee Lauder Cos., Inc., Class A	214,252	42,074,808

Pharmaceuticals — 4.1%
Bristol-Myers Squibb Co.	1,941,813	124,178,941
Catalent, Inc.(a)(b)	166,156	7,204,524
Eli Lilly & Co.	729,329	342,040,715
Johnson & Johnson	2,402,010	397,580,695
Merck & Co., Inc.	2,344,694	270,554,241
Organon & Co.	229,346	4,772,690
Pfizer, Inc.	5,191,105	190,409,732
Viatris, Inc.	1,129,832	11,275,723
Zoetis, Inc.	427,130	73,556,057

		1,421,573,318

Professional Services — 0.8%
Automatic Data Processing, Inc.	383,186	84,220,451
Broadridge Financial Solutions, Inc.	109,646	18,160,667
Ceridian HCM Holding, Inc.(a)(b)	140,965	9,440,426
CoStar Group, Inc.(a)	376,430	33,502,270
Equifax, Inc.	113,886	26,797,376
Jacobs Solutions, Inc.	116,520	13,853,063
Leidos Holdings, Inc.	127,142	11,249,524
Paychex, Inc.	295,306	33,035,882
Paycom Software, Inc.	44,246	14,213,585
Robert Half International, Inc.	99,063	7,451,519
Verisk Analytics, Inc.	133,830	30,249,595

		282,174,358

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(a)	292,185	23,582,251

Residential REITs — 0.3%
AvalonBay Communities, Inc.	128,515	24,324,034
Camden Property Trust	101,174	11,014,814
Equity Residential	314,724	20,762,342
Essex Property Trust, Inc.	59,575	13,958,423

Security	Shares	Value

Residential REITs (continued)
Invitation Homes, Inc.	534,885	$18,400,044
Mid-America Apartment Communities, Inc.	105,820	16,069,825
UDR, Inc.	289,068	12,418,361

		116,947,843

Retail REITs — 0.3%
Federal Realty Investment Trust	67,063	6,489,686
Kimco Realty Corp.	565,139	11,144,541
Realty Income Corp.	622,259	37,204,866
Regency Centers Corp.	140,786	8,696,351
Simon Property Group, Inc.	302,354	34,915,840

		98,451,284

Semiconductors & Semiconductor Equipment — 7.3%
Advanced Micro Devices, Inc.(a)	1,491,081	169,849,037
Analog Devices, Inc.	468,274	91,224,458
Applied Materials, Inc.	779,665	112,692,779
Broadcom, Inc.	385,363	334,275,427
Enphase Energy, Inc.(a)(b)	125,201	20,968,664
First Solar, Inc.(a)	91,728	17,436,576
Intel Corp.	3,825,832	127,935,822
KLA Corp.	126,813	61,506,841
Lam Research Corp.	124,787	80,220,571
Microchip Technology, Inc.	506,593	45,385,667
Micron Technology, Inc.	1,009,103	63,684,490
Monolithic Power Systems, Inc.	41,451	22,393,074
NVIDIA Corp.	2,285,913	966,986,917
NXP Semiconductors NV	239,890	49,100,685
ON Semiconductor Corp.(a)	396,822	37,531,425
Qorvo, Inc.(a)	91,828	9,369,211
QUALCOMM, Inc.	1,031,134	122,746,191
Skyworks Solutions, Inc.	147,286	16,303,087
SolarEdge Technologies, Inc.(a)(b)	51,691	13,907,464
Teradyne, Inc.(b)	142,480	15,862,298
Texas Instruments, Inc.	838,045	150,864,861

		2,530,245,545

Software — 10.2%
Adobe, Inc.(a)	423,366	207,021,740
ANSYS, Inc.(a)	80,024	26,429,527
Autodesk, Inc.(a)	199,840	40,889,262
Cadence Design Systems, Inc.(a)	253,683	59,493,737
Fair Isaac Corp.(a)(b)	23,418	18,950,080
Fortinet, Inc.(a)	600,408	45,384,841
Gen Digital, Inc.	527,781	9,790,338
Intuit, Inc.	259,795	119,035,471
Microsoft Corp.	6,872,621	2,340,402,355
Oracle Corp.	1,421,268	169,258,806
Palo Alto Networks, Inc.(a)(b)	279,701	71,466,403
PTC, Inc.(a)	98,509	14,017,831
Roper Technologies, Inc.	98,148	47,189,558
Salesforce, Inc.(a)	904,911	191,171,498
ServiceNow, Inc.(a)(b)	187,731	105,499,190
Synopsys, Inc.(a)	140,953	61,372,346
Tyler Technologies, Inc.(a)	38,201	15,909,570

		3,543,282,553

Specialized REITs — 1.1%
American Tower Corp.	430,585	83,507,655
Crown Castle, Inc.	400,432	45,625,222
Digital Realty Trust, Inc.	266,213	30,313,674
Equinix, Inc.	85,578	67,088,017

6	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	S&P 500 Index Master Portfolio
June 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Specialized REITs (continued)
Extra Space Storage, Inc.	123,197	$18,337,873
Iron Mountain, Inc.	268,472	15,254,579
Public Storage	146,303	42,702,920
SBA Communications Corp.	100,055	23,188,747
VICI Properties, Inc.	922,029	28,979,372
Weyerhaeuser Co.	680,219	22,794,139

		377,792,198

Specialty Retail — 2.1%
Advance Auto Parts, Inc.	54,557	3,835,357
AutoZone, Inc.(a)	17,005	42,399,587
Bath & Body Works, Inc.	208,330	7,812,375
Best Buy Co., Inc.	180,738	14,811,479
CarMax, Inc.(a)(b)	147,713	12,363,578
Home Depot, Inc.	936,010	290,762,147
Lowe’s Cos., Inc.	551,212	124,408,548
O’Reilly Automotive, Inc.(a)	56,270	53,754,731
Ross Stores, Inc.	319,058	35,775,974
TJX Cos., Inc.	1,068,592	90,605,916
Tractor Supply Co.	101,784	22,504,442
Ulta Beauty, Inc.(a)	47,054	22,143,377

		721,177,511

Technology Hardware, Storage & Peripherals — 7.9%
Apple, Inc.	13,665,755	2,650,746,497
Hewlett Packard Enterprise Co.	1,183,772	19,887,370
HP, Inc.	805,929	24,750,079
NetApp, Inc.	200,589	15,325,000
Seagate Technology Holdings PLC(b)	176,010	10,889,739
Western Digital Corp.(a)(b)	294,444	11,168,261

		2,732,766,946

Textiles, Apparel & Luxury Goods — 0.4%
NIKE, Inc., Class B	1,138,822	125,691,784
Ralph Lauren Corp.	37,193	4,585,897
Tapestry, Inc.	219,376	9,389,293
VF Corp.	305,300	5,828,177

		145,495,151

Tobacco — 0.6%
Altria Group, Inc.	1,651,233	74,800,855
Philip Morris International, Inc.	1,433,631	139,951,058

		214,751,913

Trading Companies & Distributors — 0.3%
Fastenal Co.	526,165	31,038,473

Security	Shares	Value

Trading Companies & Distributors (continued)
United Rentals, Inc.	64,554	$28,750,415
W.W.Grainger, Inc.	41,588	32,795,881

		92,584,769

Water Utilities — 0.1%
American Water Works Co., Inc.	178,453	25,474,166

Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.(a)	532,349	73,943,276

Total Common Stocks — 98.9% (Cost: $15,514,256,291)		34,347,596,505

Investment Companies

Equity Funds — 0.5%
iShares Core S&P 500 ETF(c)	361,984	161,339,889

Total Investment Companies — 0.5% (Cost: $140,455,967)		161,339,889

Total Long-Term Investments — 99.4% (Cost: $15,654,712,258)		34,508,936,394

Short-Term Securities

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.31%(c)(d)(e)	138,645,150	138,672,878
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.09%(c)(d)	99,063,525	99,063,525

Total Short-Term Securities — 0.7% (Cost: $237,686,676)		237,736,403

Total Investments — 100.1% (Cost: $15,892,398,934)		34,746,672,797

Liabilities in Excess of Other Assets — (0.1)%		(31,451,421)

Net Assets — 100.0%		$34,715,221,376

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Master Portfolio.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued)	S&P 500 Index Master Portfolio
June 30, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Master Portfolio during the six months ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/23	Shares Held at 06/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$304,198,748	$—	$(165,472,722	)(a)	$30,132	$(83,280)	$138,672,878	138,645,150	$296,103	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	113,361,188	—	(14,297,663	)(a)	—	—	99,063,525	99,063,525	2,541,386		—
BlackRock, Inc.	97,239,626	1,192,346	(304,877)		(54,454)	(2,355,971)	95,716,670	138,491	1,378,565		—
iShares Core S&P 500 ETF	195,527,543	817,021,423	(889,032,139)		22,526,854	15,296,208	161,339,889	361,984	1,960,275		—

					$22,502,532	$12,856,957	$494,792,962		$6,176,329		$—

(a)	Represents net amount purchased (sold).

(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts S&P 500 E-Mini Index	534	09/15/23	$119,836	$2,234,816

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$—	$—	$2,234,816	$—	$—	$—	$2,234,816

(a)   Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Master Portfolio Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in net unrealized appreciation (depreciation).

For the period ended June 30, 2023, the effect of derivative financial instruments in the Statement of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$13,872,536	$—	$—	$—	$13,872,536

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$2,698,504	$—	$—	$—	$2,698,504

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts: Average notional value of contracts — long	$144,431,682

8	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	S&P 500 Index Master Portfolio
June 30, 2023

For more information about the Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$34,347,596,505	$—	$—	$34,347,596,505
Investment Companies	161,339,889	—	—	161,339,889
Short-Term Securities
Money Market Funds	237,736,403	—	—	237,736,403

	$34,746,672,797	$—	$—	$34,746,672,797

Derivative Financial Instruments(a)
Assets
Equity Contracts	$2,234,816	$—	$—	$2,234,816

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	9

Statement of Assets and Liabilities(unaudited)

June 30, 2023

S&P 500 Index Master Portfolio

ASSETS
Investments, at value — unaffiliated(a)(b)	$34,251,879,835
Investments, at value — affiliated(c)	494,792,962
Cash	678,873
Cash pledged for futures contracts	7,255,000
Receivables:
Securities lending income — affiliated	27,067
Contributions from investors	75,875,814
Dividends — unaffiliated	22,054,970
Dividends — affiliated	406,250
Variation margin on futures contracts	1,496,943
Prepaid expenses	52,105

Total assets	34,854,519,819

LIABILITIES
Collateral on securities loaned	138,593,583
Payables:
Investment advisory fees	537,505
Trustees’ fees	60,357
Professional fees	106,998

Total liabilities	139,298,443

Commitments and contingent liabilities
NET ASSETS	$34,715,221,376

NET ASSETS CONSIST OF
Investors’ capital	$15,858,712,696
Net unrealized appreciation (depreciation)	18,856,508,680

NET ASSETS	$34,715,221,376

(a) Investments, at cost — unaffiliated	$15,461,544,336
(b) Securities loaned, at value	$138,873,176
(c) Investments, at cost — affiliated	$430,854,598

See notes to financial statements.

10	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Operations (unaudited)

Six Months Ended June 30, 2023

S&P 500 Index Master Portfolio

INVESTMENT INCOME
Dividends — unaffiliated	$264,678,846
Dividends — affiliated	5,880,226
Interest — unaffiliated	141,321
Securities lending income — affiliated — net	296,103
Foreign taxes withheld	(1,324,683)

Total investment income	269,671,813

EXPENSES
Investment advisory	1,578,637
Trustees	128,229
Professional	18,499

Total expenses	1,725,365
Less:
Fees waived and/or reimbursed by the Manager	(196,652)

Total expenses after fees waived and/or reimbursed	1,528,713

Net investment income	268,143,100

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(96,512,594)
Investments — affiliated	22,502,532
Futures contracts	13,872,536

(60,137,526)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	4,788,688,209
Investments — affiliated	12,856,957
Futures contracts	2,698,504

4,804,243,670

Net realized and unrealized gain	4,744,106,144

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,012,249,244

See notes to financial statements.

M A S T E R P O R T F O L I O F I N A N C I A L S T A T E M E N T S	11

Statements of Changes in Net Assets

	S&P 500 Index Master Portfolio

	Six Months Ended
	06/30/23	Year Ended
	(unaudited)	12/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$268,143,100	$487,090,874
Net realized loss	(60,137,526)	(65,760,923)
Net change in unrealized appreciation (depreciation)	4,804,243,670	(6,648,362,451)

Net increase (decrease) in net assets resulting from operations	5,012,249,244	(6,227,032,500)

CAPITAL TRANSACTIONS
Proceeds from contributions	3,543,645,389	8,816,188,759
Value of withdrawals	(3,385,518,626)	(7,533,596,462)

Net increase in net assets derived from capital transactions	158,126,763	1,282,592,297

NET ASSETS
Total increase (decrease) in net assets	5,170,376,007	(4,944,440,203)
Beginning of period	29,544,845,369	34,489,285,572

End of period	$34,715,221,376	$29,544,845,369

See notes to financial statements.

12	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (unaudited)

	S&P 500 Index Master Portfolio

	Six Months Ended

	06/30/23		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended

	(unaudited)		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18

Total Return
Total return	16.87	%(a)	(18.13)%	28.65%	18.42%	31.44%	(4.38)%

Ratios to Average Net Assets(b)
Total expenses	0.01	%(c)	0.01%	0.01%	0.01%	0.03%	0.04%

Total expenses after fees waived and/or reimbursed	0.01	%(c)	0.01%	0.01%	0.01%	0.02%	0.04%

Net investment income	1.70	%(c)	1.60%	1.39%	1.82%	1.95%	1.92%

Supplemental Data
Net assets, end of period (000)	$34,715,221		$29,544,845	$34,489,286	$26,992,973	$23,207,958	$17,256,929

Portfolio turnover rate	4%		13%	6%	5%	3%	12%

(a)	Not annualized.
(b)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(c)	Annualized.

See notes to financial statements.

M A S T E R P O R T F O L I O F I N A N C I A L H I G H L I G H T S	13

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MIP is organized as a Delaware statutory trust. S&P 500 Index Master Portfolio (the “Master Portfolio”) is a series of MIP. The Master Portfolio is classified as diversified.

The Master Portfolio, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Foreign Taxes: The Master Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Master Portfolio invests. These foreign taxes, if any, are paid by the Master Portfolio and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2023, if any, are disclosed in the Statement of Assets and Liabilities.

The Master Portfolio files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Master Portfolio may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Collateralization: If required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Master Portfolio is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of MIP (the “Board”) has approved the designation of the Master Portfolio’s Manager as the valuation designee for the Master Portfolio. The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

14	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited)  (continued)

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•

Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Master Portfolio uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Master Portfolio, except in the event of borrower default. The securities on loan, if any, are disclosed in the Master Portfolio’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.

M A S T E R P O R T F O L I O N O T E S T O F I N A N C I A L S T A T E M E N T S	15

Notes to Financial Statements  (unaudited)  (continued)

Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Master Portfolio’s securities on loan by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount	(b)
Barclays Bank PLC	$10,377,929	$(10,377,929)	$—		$—
BNP Paribas SA	8,658,563	(8,658,563)	—		—
BofA Securities, Inc.	741,235	(741,235)	—		—
Citadel Clearing LLC	8,788,040	(8,788,040)	—		—
Citigroup Global Markets, Inc.	3,082,087	(3,082,087)	—		—
Goldman Sachs & Co. LLC	30,700,287	(29,183,865)	—		1,516,422
HSBC Bank PLC	39,672,110	(39,672,110)	—		—
J.P. Morgan Securities LLC	5,754,288	(5,754,288)	—		—
Morgan Stanley	1,640,660	(1,640,660)	—		—
Natixis SA	2,412,480	(2,412,480)	—		—
RBC Capital Markets LLC	2,614,008	(2,614,008)	—		—
Scotia Capital (USA), Inc.	614,633	(614,633)	—		—
SG Americas Securities LLC	5,008,778	(4,993,117)	—		15,661
Toronto-Dominion Bank	6,499,138	(6,499,138)	—		—
UBS AG	8,712,713	(8,712,713)	—		—
UBS Securities LLC	702,336	(701,841)	—		495
Virtu Americas LLC	639,696	(639,696)	—		—
Wells Fargo Bank N.A	2,254,195	(2,254,195)	—		—

	$138,873,176	$(137,340,598)	$—		$1,532,578

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Master Portfolio is disclosed in the Master Portfolio’s Statement of Assets and Liabilities.

(b)

The market value of the loaned securities is determined as of June 30, 2023. Additional collateral is delivered to the Master Portfolio on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Master Portfolio.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal

16	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited)  (continued)

to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.

For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to 0.01% of the average daily value of the Master Portfolio’s net assets.

Administration: MIP, on behalf of the Master Portfolio, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), which has agreed to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Master Portfolio’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolio.

BAL is not entitled to compensation for providing administrative services to the Master Portfolio, for so long as BAL (or an affiliate) is entitled to compensation for providing administrative services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BAL (or an affiliate) receives investment advisory fees from the Master Portfolio.

The fees and expenses of the Master Portfolio’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Master Portfolio’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. BFA has contractually agreed to reimburse the Master Portfolio or provide an offsetting credit against the investment advisory fees paid by the Master Portfolio in an amount equal to the independent expenses through June 30, 2024. If the Master Portfolio does not pay administration fees, BAL agrees to cap the expenses of the Master Portfolio at the rate at which it pays an investment advisory fee to BFA. The amount waived is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2023, the amount waived was $146,728.

Expense Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2024. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the Master Portfolio. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2023, the amounts waived were $37,713.

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Master Portfolio’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2024. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Master Portfolio. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2023, the Manager waived $12,211 in investment advisory fees pursuant to this arrangement.

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Master Portfolio retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Master Portfolio retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Master Portfolio is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2023, the Master Portfolio paid BTC $110,732 for securities lending agent services.

M A S T E R P O R T F O L I O N O T E S T O F I N A N C I A L S T A T E M E N T S	17

Notes to Financial Statements  (unaudited)  (continued)

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Master Portfolio may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Master Portfolio’s investment policies and restrictions. The Master Portfolio is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2023, the Master Portfolio did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Master Portfolio are directors and/or officers of BlackRock or its affiliates.

Other Transactions: The Master Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended June 30, 2023, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:

Master Portfolio Name	Purchases	Sales	Net Realized Gain (Loss)

S&P 500 Index Master Portfolio	$99,968,454	$40,974,276	$ (29,971,608)

7.	PURCHASES AND SALES

For the six months ended June 30, 2023, purchases and sales of investments, excluding short-term securities, were $1,537,770,522 and $1,213,261,367, respectively.

8.	INCOME TAX INFORMATION

The Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Master Portfolio as of June 30, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements.

As of June 30, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Master Portfolio Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

S&P 500 Index Master Portfolio	$15,892,398,934	$19,759,683,563	$(805,994,787)	$18,953,688,776

9.	BANK BORROWINGS

MIP, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2024 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2023, the Master Portfolio did not borrow under the credit agreement.

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Notes to Financial Statements  (unaudited)  (continued)

10.	PRINCIPAL RISKS

In the normal course of business, the Master Portfolio invests in securities or other instruments and may enter into certain transactions, and such activities subject the Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Master Portfolio and its investments. The Master Portfolio’s prospectus provides details of the risks to which the Master Portfolio is subject.

The Manager uses a “passive” or index approach to try to achieve the Master Portfolio’s investment objective following the securities included in its underlying index during upturns as well as downturns. The Manager does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by the Manager.

The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Master Portfolio may invest in illiquid investments. An illiquid investment is any investment that the Master Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Master Portfolio may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Master Portfolio’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Master Portfolio may lose value, regardless of the individual results of the securities and other instruments in which the Master Portfolio invests.

Counterparty Credit Risk: The Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Master Portfolio’s portfolio are disclosed in its Schedule of Investments.

The Master Portfolio invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Master Portfolio and could affect the income from, or the value or liquidity of, the Master Portfolio’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

The Master Portfolio invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Master Portfolio invests.

M A S T E R P O R T F O L I O N O T E S T O F I N A N C I A L S T A T E M E N T S	19

Notes to Financial Statements  (unaudited)  (continued)

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

20	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Disclosure of Investment Advisory Agreement

The Board of Trustees of Master Investment Portfolio (the “Master Portfolio”) met on April 18, 2023 (the “April Meeting”) and May 23-24, 2023 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Agreement”) between the Master Portfolio, on behalf of S&P 500 Index Master Portfolio (the “Master Fund”) and BlackRock Fund Advisors (the “Manager” or BlackRock), the Master Portfolio’s investment advisor. iShares S&P 500 Index Fund (the “Feeder Fund”), a series of BlackRock Funds III (the “Feeder Trust”), is a “feeder” fund that invests all of its investable assets in the Master Fund. Accordingly, the Board of Trustees of the Feeder Trust also considered the approval of the Agreement with respect to the Master Fund. For simplicity: (a) the Board of Trustees of the Master Portfolio and the Board of Trustees of the Feeder Trust are referred to herein collectively as the “Board,” and the members are referred to as “Board Members”; (b) the shareholders of the Feeder Fund and the interest holders of the Master Fund are referred to as “shareholders”; and (c) the Master Fund and the Feeder Fund are referred to herein together as the “Fund”.

The Approval Process

Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the continuation of the Agreement for the Master Portfolio on an annual basis. The Board members who are not “interested persons” of the Master Portfolio, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Master Portfolio, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information regarding the renewal of the Agreement. In considering the renewal of the Agreement, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.

During the year, the Board, acting directly and through its committees, considers information that was relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Master Fund, the Feeder Fund and their shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) the Fund’s operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Prior to and in preparation for the April Meeting, the Board requested and reviewed materials specifically relating to the renewal of the Agreement. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper Classification or Morningstar category, regarding fees and expenses of the Fund, as applicable, as compared with a peer group of funds as determined by Broadridge (“Expense Peers”), and the investment performance of the Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers, and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock;(h) sales and redemption data regarding the Feeder Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s, the Fund’s operations.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement, and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of portfolio holdings of the Master Fund. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board Members evaluated the information available to it on a fund-by-fund basis. The following

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T	21

Disclosure of Investment Advisory Agreement  (continued)

paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared the Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance and the Fund’s investment strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the experience of investment personnel generally and the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third party service providers including, among others, the custodian, fund accountant, transfer agent, and auditor for the Fund, as applicable; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Feeder Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.

B. The Investment Performance of the Fund and BlackRock

The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting. The Board noted that the Feeder Fund’s investment results correspond directly to the investment results of the Master Fund. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2022, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and the performance of the Fund as compared with its benchmark. The Board and its Performance Oversight Committee regularly review, and meet with Fund management to discuss, the performance of the Fund, as applicable, throughout the year.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could have the ability to disproportionately affect long-term performance.

The Board noted that for the one-year period reported, the Fund’s net performance was within the tolerance range of its benchmark. The Board noted that BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Fund

The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of the Fund’s Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s total expense ratio, as well as the Fund’s actual management fee rate, to those of the Fund’s Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Fund, as applicable, and other funds the Board currently oversees for the year ended December 31, 2022 compared to

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Disclosure of Investment Advisory Agreement  (continued)

available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and the Fund’s total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate the Fund for certain other fees and expenses.

D. Economies of Scale

The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Fund increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The Board also considered the extent to which the Fund benefit from such economies of scale in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Fund to more fully participate in these economies of scale. The Board considered the Master Fund’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Feeder Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board of the Master Portfolio, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Master Portfolio, on behalf of the Master Fund for a one-year term ending June 30, 2024. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board of the Master Portfolio, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Master Fund and its shareholders. The Board of the Feeder Trust, including the Independent Board Members, also considered the continuation of the Agreement with respect to the Master Fund and found the Agreement to be satisfactory. In arriving at its decision to approve the Agreement, the Board of the Master Portfolio did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T	23

Glossary of Terms Used in this Report

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

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Appendix B

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of Transamerica Funds’ proxy voting policies and procedures is available in the Statements of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, Funds are required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf and (2) on the SEC’s website at http://www.sec.gov.

Each fiscal quarter, the Transamerica Funds except Transamerica Government Money Market, and the Master Portfolio will file with the SEC a complete schedule of their monthly portfolio holdings on Form N-PORT. The Funds’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

You may also visit the Trust’s website at www.transamerica.com for this and other information about the Funds and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we provide shareholders informative materials such as Transamerica Funds’ Annual Report, Semi-Annual Report, Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Appendix C

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note:        This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Customer Service: 1-888-233-4339

1801 California St., Suite 5200 Denver, CO 80202

Distributor: Transamerica Capital, Inc.

www.transamerica.com

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.

Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA

2972264 06/23

© 2023 Transamerica Capital, Inc.

(b)	Not Applicable.

Item 2:	Code of Ethics.

Not applicable for semi-annual reports.

Item 3:	Audit Committee Financial Experts.

Not applicable for semi-annual reports.

Item 4:	Principal Accountant Fees and Services

Not applicable for semi-annual reports.

Item 5:	Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6:	Investments.

(a)	The schedule of investments is included in the Semi-Annual Report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not Applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11:	Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-CSR (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b)

is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13:	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Funds
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)
Date:	September 5, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)
Date:	September 5, 2023

By:	/s/ Vincent J. Toner
Vincent J. Toner
Vice President and Treasurer (Principal Financial Officer and Principal Accounting Officer)
Date:	September 5, 2023

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

13(a)(2)(i)	Section 302 N-CSR Certification of Principal Executive Officer
13(a)(2)(ii)	Section 302 N-CSR Certification of Principal Financial Officer
13(b)	Section 906 N-CSR Certification of Principal Executive Officer and Principal Financial Officer